Reportable Segments - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information [Line Items]
Number of operating segments	5		5
Number of major customer			2	2
Exxon Neftegas Limited [Member]
Segment Information [Line Items]
Percentage of revenue from major customer	17.10%	15.10%	15.60%	12.00%	16.00%
Exxon Neftegas Limited [Member] | International Drilling [Member]
Segment Information [Line Items]
Percentage of revenue from major customer	37.60%	38.50%	38.30%	27.00%	34.00%
Exxon Neftegas Limited [Member] | Technical Services [Member]
Segment Information [Line Items]
Percentage of revenue from major customer	52.40%		33.90%
Dowell Schlumberger [Member]
Segment Information [Line Items]
Percentage of revenue from major customer				10.00%
Dowell Schlumberger [Member] | International Drilling [Member]
Segment Information [Line Items]
Percentage of revenue from major customer				24.00%